Retirement benefit plan, Actuarial Assumptions and Sensitivity Analysis (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Actuarial assumptions [Abstract]
Discount rate	0.90%	0.70%	0.70%
Rate of future increase in compensations	1.50%	1.50%	1.50%
Rate of future increase in current pensions	0.50%	0.50%	0.50%
Mortality and disability rates	BVG 2015G	BVG 2015G	BVG 2015G
Sensitivity analysis [Abstract]
Defined benefit obligation	SFr 5,665	SFr 4,926	SFr 3,798	SFr 2,787
+0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%
-0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%
Discount Rate [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Defined benefit obligation	SFr 16,250
Impact on the net defined benefit obligation	1,692
Discount Rate [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Defined benefit obligation	19,906
Impact on the net defined benefit obligation	(1,964)
Future Salary Increase [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Defined benefit obligation	18,475
Impact on the net defined benefit obligation	(533)
Future Salary Increase [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Defined benefit obligation	17,441
Impact on the net defined benefit obligation	501
Future Pension Cost [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Defined benefit obligation	18,826
Impact on the net defined benefit obligation	(884)
Future Pension Cost [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Defined benefit obligation	17,346
Impact on the net defined benefit obligation	SFr 596